Leases (Details) - Schedule of Amounts Reported in Consolidated Balance Sheet ₨ in Millions, $ in Millions		Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Non-current assets
Right-of-use assets	[1]	₨ 4,346	$ 52.9	₨ 4,465
Non-current liabilities
Lease liabilities		3,408	41.5	3,534
Current liabilities
Lease liabilities		292	3.6	300
Total operating lease liabilities		₨ 3,700	$ 45.1	₨ 3,834

[1]	Also see note 27. “Whistle-blower Allegations and Special Committee Investigation” for adjustment towards payment made to land aggregators